May 2, 2008

Supplement

SUPPLEMENT DATED MAY 2, 2008 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2008
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Focus Growth Fund, dated April 30, 2008
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2008
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2008
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2008
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2008
Morgan Stanley Utilities Fund, dated April 30, 2008
(Collectively, the ‘‘Funds’’)

Effective May 2, 2008, all references to the Custodian of the Fund’s assets are hereby amended to reflect State Street Bank and Trust Company. The address of State Street Bank and Trust Company is One Lincoln Street, Boston, Massachusetts, 02111.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.